Operating Segments and Geographic Information - Schedule of Long-lived Assets by Geographic Area (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 38,748	$ 19,590
United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	20,130	4,774
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	11,293	10,202
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	895	1,126
All other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 6,430	$ 3,488